SEGMENTED INFORMATION - Reconciliation of FFO to Net Income (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Operating Segments [Abstract]
Net income	$ 1,664	$ 958	$ 3,519	$ 1,476
Realized disposition gains in fair value changes or equity	95	499	515	651
Non-controlling interests in FFO	(1,294)	(1,103)	(2,756)	(2,032)
Financial statement components not included in FFO
Equity accounted fair value changes and other non-FFO items	283	241	616	363
Fair value changes	(833)	(213)	(1,405)	(9)
Depreciation and amortization	672	613	1,342	1,112
Deferred income taxes	203	31	129	139
Total FFO	$ 790	$ 1,026	$ 1,960	$ 1,700